Prepayments and other current assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Prepayments and other current assets
Prepaid advertising expenses, rentals and others	¥ 33,659		¥ 22,152
Deposits	13,585		4,683
Staff advances	1,654		1,762
Deductible VAT input	13,398		6,289
Interest receivable	4,274		5,323
Total	¥ 66,570	$ 9,121	¥ 40,209